Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Current tax provision
Federal			$ 385	$ 431	$ 683	$ 1,520
State			91	120	131	234
Current Income Tax Expense (Benefit), Total			476	551	814	1,754
Deferred tax provision (benefit)
Federal			384	223	406	(150)
State			66	44	66	10
Deferred Income Tax Expense (Benefit), Total			450	267	472	(140)
Total	$ 459	$ 352	$ 926	$ 818	$ 1,286	$ 1,614	$ 1,531